UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

 4020 South 147th Street; Omaha, NE

68137

(Address of principal executive offices)

(Zip code)

Emile Molineaux

            Gemini Fund Services, LLC., 4020 South 147th Street; Omaha, NE 68137

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2635

Date of fiscal year end:

12/31

Date of reporting period:  09/30/10

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

Power Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2010
Shares		Value

	MUTUAL FUNDS - 80.3%
	DEBT FUND - 80.3%
812,216	American High-Income Trust	$ 9,039,969
368,834	Dreyfus High Yield Fund	2,404,798
378,220	DWS High Income Fund	1,804,110
165,548	Hartford High Yield Fund	1,201,877
214,503	Ivy High Income Fund	1,818,984
155,847	Lord Abbett High Yield Fund	1,200,023
170,331	Metropolitan West High Yield Bond Fund	1,802,097
529,575	MFS High Income Fund	1,805,850
2,601,707	PIMCO High Yield Fund	24,091,806
190,561	Pioneer High Yield Fund	1,819,856
562,806	Putnam High Yield Trust	4,215,416
930,227	RidgeWorth SEIX High Yield Bonnd Fund	9,013,903
165,085	SEI Institutional Managed Trust - High Yield Bond Fund	1,201,816
387,327	Wells Fargo Advantage High Yield Bond Fund	1,200,712
135,844	Western Asset High Yield Portfolio	1,157,391
	TOTAL MUTUAL FUNDS ( Cost - $63,496,410)	63,778,608

	EXCHANGE TRADED FUNDS - 10.7%
	DEBT FUND - 10.7%
47,392	iShares iBoxx $ High Yield Corporate Bond Fund	4,250,588
106,173	SPDR Barclays Capital High Yield Bond ETF	4,247,982
	TOTAL EXCHANGE TRADED FUNDS ( Cost - $8,388,433)	8,498,570

	SHORT-TERM INVESTMENTS - 8.9%
	MONEY MARKET FUND - 8.9%
7,058,017	Fidelity Institutional Money Market Funds	7,058,017
	TOTAL SHORT-TERM INVESTMENTS ( Cost - $7,058,017)

	TOTAL INVESTMENTS - 99.9% ( Cost - $78,942,860)	$ 79,335,195
	OTHER ASSETS LESS LIABILITIES - 0.1%	103,652
	NET ASSETS - 100.0%	$ 79,438,847

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same
	and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation	$ 435,087
	Unrealized depreciation	(42,752)
	Net unrealized appreciation	$ 392,335

Power Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2010 (Continued)

Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day as of which such value is being determined, and securities listed on NASDAQ are valued at the NASDAQ Official Closing Price. In the absence of a sale such securities shall be valued at the last bid price on the day of valuation.  If market quotations are not readily available or if the Advisor believes the market quotations are not reflective of market value, securities will be valued at their fair market value as determined in good faith by the Fund’s Board of Trustees (the “Board”) on a quarterly basis, in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.  Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the NYSE close.  Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”).  Open-end Funds are valued at their respective net asset values as reported by such investment companies. Open-end Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Open-end Funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used as of September 30, 2010 in valuing the fund's assets carried at fair value:

Assets	Level 1	Level 2	Level 3	Total
Mutual Funds	$ 63,778,608	$ -	$ -	$ 63,778,608
Exchange Traded Funds	$ 8,498,570	$ -	$ -	$ 8,498,570
Money Market Funds	$ -	$ 7,058,017	$ -	$ 7,058,017
Total	$ 72,277,178	$ 7,058,017	$ -	$ 79,335,195

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

11/24/10

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

11/24/10

By

*/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

11/24/10